PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	$ 166	$ 235
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	19.00%	22.00%
Fixed Income Securities (including cash) (in percent)	26.00%	25.00%
Real Estate (in percent)	9.00%	9.00%
Other (in percent)	46.00%	44.00%
Total (in percent)	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	3.00%
Fixed Income Securities (including cash) (in percent)	68.00%	63.00%
Real Estate (in percent)	1.00%	2.00%
Other (in percent)	28.00%	32.00%
Total (in percent)	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	18.00%	18.00%
Fixed Income Securities (including cash) (in percent)	58.00%	59.00%
Real Estate (in percent)	2.00%	0.00%
Other (in percent)	22.00%	23.00%
Total (in percent)	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	11.00%	15.00%
Fixed Income Securities (including cash) (in percent)	16.00%	16.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	68.00%	63.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	28.00%	32.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	18.00%	18.00%
Fixed Income Securities (including cash) (in percent)	58.00%	59.00%
Real Estate (in percent)	2.00%	0.00%
Other (in percent)	5.00%	6.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	8.00%	7.00%
Fixed Income Securities (including cash) (in percent)	10.00%	9.00%
Real Estate (in percent)	9.00%	9.00%
Other (in percent)	46.00%	44.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	3.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	1.00%	2.00%
Other (in percent)	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	17.00%	17.00%